Average Annual Total Returns - Retail - Vanguard Financials Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	31.63%	11.16%	12.31%	30.88%	10.59%	11.76%	19.15%	8.74%	10.09%	31.74%	11.26%	12.42%	31.74%	11.26%		31.09%	11.27%	13.48%	31.74%	11.26%	12.42%